Employee Benefits (Sensitivity Analysis) (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Actuarial assumptions [Line Items]
Defined benefit obligation	$ 653	$ 664
Salary increases [Member] | Decrease 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	(10)
Salary increases [Member] | Decrease 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	(5)
Salary increases [Member] | Increase 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	5
Salary increases [Member] | Increase 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	10
Discount rate [Member] | Decrease 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	28
Discount rate [Member] | Decrease 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	14
Discount rate [Member] | Increase 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	(14)
Discount rate [Member] | Increase 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	(28)
Mortality table [Member] | Decrease 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	14
Mortality table [Member] | Decrease 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	7
Mortality table [Member] | Increase 5% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	(7)
Mortality table [Member] | Increase 10% [Member]
Actuarial assumptions [Line Items]
Defined benefit obligation	$ (14)